Client Name:
Client Project Name:	BRAVO 2025-CES1
Start - End Dates:	7/10/2023 - 12/5/2024
Deal Loan Count:	1,099

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	4
Credit	DTI	CRDDTI105	Debt Ratio Exception 5% or Less	1
Property Valuations	Property	PRVAPROP2556	Acreage exceeds property eligibility guidelines	1
Total				6

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